Accounting Standards and Basis of Preparation - Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of significant accounting policies [line items]
Cash and due from banks	$ 27,388,784	$ 10,408,716	$ 10,358,422
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Cash and cash equivalents	33,687,553	16,384,924	14,795,794
Short term securities [member]
Disclosure of significant accounting policies [line items]
Cash and due from banks	33,687,553	16,384,924	14,795,794
Debt securities at fair value through profit or loss	12,633,443	14,242,927	620,544
Money market funds	655,562	1,005,267	2,184,598
Cash and cash equivalents	$ 46,976,558	$ 31,633,118	$ 17,600,936